Summary of Significant Accounting Policies Accounting Records (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets, Current	$ 40.8	$ 121.8
Regulatory Assets, Noncurrent	283.0	404.8
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	(1.5)
Deferred Storm and Property Reserve Deficiency, Current	2.7
Smart Grid Project [Member]
Smart Grid Costs to be Recovered	6.9
Benefit Obligations [Member]
Regulatory Assets, Noncurrent	177.2	232.6
Regulatory Asset [Member]
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	10.4
Pension Plans, Defined Benefit [Member] | Defined Benefit Plans Income Loss [Member]
Components of Benefit Obligation Regulatory Asset	172.4	199.9
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	12.5
Other Postretirement Benefit Plans, Defined Benefit [Member] | Defined Benefit Plans Income Loss [Member]
Components of Benefit Obligation Regulatory Asset	33.6	32.7
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	4.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Prior Service Cost [Member]
Components of Benefit Obligation Regulatory Asset	(28.8)	$ 0.0
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	$ (6.1)